Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Accumulative Other Comprehensive Income Balances [Abstract]
Other Comprehensive Income

Note 25: Other Comprehensive Income
Table 25.1 provides the components of other comprehensive income (OCI), reclassifications to net income by income statement line item, and the related tax effects.

Table 25.1: Summary of Other Comprehensive Income

	Twelve months ended December 31,
	2023			2022			2021
(in millions)	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax	Before tax	Tax effect	Net of tax
Debt securities:
Net unrealized gains (losses) arising during the period	$1,136	(278)	858	(14,320)	3,526	(10,794)	(3,069)	759	(2,310)
Reclassification of net (gains) losses to net income	549	(136)	413	391	(97)	294	(82)	18	(64)
Net change	1,685	(414)	1,271	(13,929)	3,429	(10,500)	(3,151)	777	(2,374)
Derivatives and hedging activities:
Fair Value Hedges:
Change in fair value of excluded components on fair value hedges (1)	22	(6)	16	87	(21)	66	81	(20)	61
Cash Flow Hedges:
Net unrealized gains (losses) arising during the period on cash flow hedges	(201)	50	(151)	(1,541)	381	(1,160)	(12)	3	(9)
Reclassification of net (gains) losses to net income	724	(178)	546	6	(2)	4	143	(36)	107
Net change	545	(134)	411	(1,448)	358	(1,090)	212	(53)	159
Defined benefit plans adjustments:
Net actuarial and prior service gains (losses) arising during the period	(22)	5	(17)	(141)	35	(106)	200	(50)	150
Reclassification of amounts to noninterest expense (2)	109	(24)	85	343	(83)	260	261	(62)	199
Net change	87	(19)	68	202	(48)	154	461	(112)	349
Debit valuation adjustments (DVA) and other:
Net unrealized gains (losses) arising during the period (3)	(38)	9	(29)	73	(15)	58	(81)	17	(64)
Reclassification of net (gains) losses to net income	—	—	—	—	—	—	—	—	—
Net change	(38)	9	(29)	73	(15)	58	(81)	17	(64)
Foreign currency translation adjustments:
Net unrealized gains (losses) arising during the period	65	(2)	63	(233)	(3)	(236)	(30)	1	(29)
Reclassification of net (gains) losses to net income	—	—	—	—	—	—	(1)	—	(1)
Net change	65	(2)	63	(233)	(3)	(236)	(31)	1	(30)
Other comprehensive income (loss)	$2,344	(560)	1,784	(15,335)	3,721	(11,614)	(2,590)	630	(1,960)
Less: Other comprehensive income from noncontrolling interests, net of tax			2			2			—
Wells Fargo other comprehensive income (loss), net of tax			$1,782			(11,616)			(1,960)
(1)Represents changes in fair value of cross-currency swaps attributable to changes in cross-currency basis spreads, which are excluded from the assessment of hedge effectiveness and recorded in other comprehensive income.
(2)These items are included in the computation of net periodic benefit cost (see Note 22 (Employee Benefits) for additional information).
(3)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
Table 25.2 provides the accumulated OCI (AOCI) balance activity on an after-tax basis.

Table 25.2: Accumulated OCI Balances

(in millions)	Debt securities	Fair value hedges (1)	Cash flow hedges (2)	Defined benefit plans adjustments	Debit valuation adjustments (DVA) and other	Foreign currency translation adjustments	Accumulated other comprehensive income (loss)
Balance, December 31, 2020	$3,039	(204)	(125)	(2,404)	—	(112)	194
Transition adjustment	—	—	—	—	20	—	20
Balance, January 1, 2021	3,039	(204)	(125)	(2,404)	20	(112)	214
Net unrealized gains (losses) arising during the period	(2,310)	61	(9)	150	(64)	(29)	(2,201)
Amounts reclassified from accumulated other comprehensive income	(64)	—	107	199	—	(1)	241
Net change	(2,374)	61	98	349	(64)	(30)	(1,960)
Less: Other comprehensive income from noncontrolling interests	—	—	—	—	—	—	—
Balance, December 31, 2021	665	(143)	(27)	(2,055)	(44)	(142)	(1,746)
Net unrealized gains (losses) arising during the period	(10,794)	66	(1,160)	(106)	58	(236)	(12,172)
Amounts reclassified from accumulated other comprehensive income	294	—	4	260	—	—	558
Net change	(10,500)	66	(1,156)	154	58	(236)	(11,614)
Less: Other comprehensive loss from noncontrolling interests	—	—	—	—	—	2	2
Balance, December 31, 2022 (3)(4)	(9,835)	(77)	(1,183)	(1,901)	14	(380)	(13,362)
Net unrealized gains (losses) arising during the period	858	16	(151)	(17)	(29)	63	740
Amounts reclassified from accumulated other comprehensive income	413	—	546	85	—	—	1,044
Net change	1,271	16	395	68	(29)	63	1,784
Less: Other comprehensive income from noncontrolling interests	—	—	—	—	—	2	2
Balance, December 31, 2023 (3)(4)	$(8,564)	(61)	(788)	(1,833)	(15)	(319)	(11,580)
(1)Substantially all of the amounts for fair value hedges are foreign exchange contracts.
(2)Substantially all of the amounts for cash flow hedges are interest rate contracts.
(3)In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
(4)AOCI related to debt securities includes after-tax unrealized gains or losses associated with the transfer of securities from AFS to HTM of $3.5 billion and $3.7 billion at December 31, 2023 and 2022, respectively. These amounts are subsequently amortized from AOCI into earnings over the same period as the related unamortized premiums and discounts.